OTHER EXPENSES (Tables)	6 Months Ended
Sep. 30, 2021
OTHER EXPENSES
Schedule of other operating expenses

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Amortization of intangible assets	$3,730	$4,026	$7,374	$8,618
Depreciation of property and equipment	980	1,647	1,782	4,334
Bad debt expense	3,692	11,662	11,110	23,602
Share-based compensation	417	3,430	1,027	4,122
	$8,819	$20,765	$21,293	$40,676

Schedule of employee expenses

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Wages, salaries and commissions	$47,207	$50,086	$86,748	$99,830
Benefits	4,352	6,895	9,995	14,018
	$51,559	$56,981	$96,743	$113,848